Cover	Dec. 15, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2025
Entity File Number	001-43006
Entity Registrant Name	ITHAX ACQUISITION CORP III
Entity Central Index Key	0002080985
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	826 Collins Avenue
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	469-0917
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	ITHAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ITHA
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	ITHAW
Security Exchange Name	NASDAQ